INCOME TAXES (Schedule Of Income Tax Expense) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Current		17,461,835	16,173,522	13,968,847
Deferred	(5,373,607)	(33,478,109)	(5,427,774)	(7,076,682)
Income tax expense	$ (2,570,789)	(16,016,274)	10,745,748	6,892,165